Income Taxes - Reconciliation of Estimated Income Tax to Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Major components of tax expense (income) [abstract]
Profit before income taxes	$ 164,509	$ 164,540	$ 132,691
Income tax expense at tax rates applicable to individual entities	51,524	50,954	41,268
Effect of:
Items not deductible for tax	1,412	358	401
Exempt income	(20,092)	(20,557)	(11,340)
losses in respect of which deferred tax asset not recognized due to uncertainty and ineligibility to carry forward	279	2,183	106
Recognition of unutilized tax benefits / Unrecognized losses utilized	(1,745)	(56)	(472)
Temporary difference that will reverse during tax holiday period		2,828	1,139
Change in tax rate and law	(841)	(160)	1,228
State taxes	395	345	458
Employment related tax incentive	(2,239)	(2,123)	(1,734)
Others, net	(1,492)	(1,333)	(980)
Income tax expense	$ 27,201	$ 32,439	$ 30,074